Auditor's remuneration	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Auditor's Remuneration	Auditor's remuneration

	$ million
	2024	2023	2022
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	41	42	45
Other audit fees, principally in respect of audits of accounts of subsidiaries	19	19	18
Total audit fees	60	61	63
Audit-related fees	3	3	3
Fees in respect of other non-audit services	3	2	3
Total	66	66	69
In addition, the auditor provided audit services to retirement benefit plans for employees of subsidiaries. Remuneration paid by those benefit plans amounted to $1 million in 2024 (2023: $1 million; 2022: $1 million).